PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	5 Months Ended	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Shuhai [Member]
Schedule of Prepaid Asset and Other Current Asset [Table Text Block]
Security deposit	$16,188
ISP qualification fees	7,197
Prepaid for software	1,047
Others	993
Total	$25,425

Datasea [Member]
Schedule of Prepaid Asset and Other Current Asset [Table Text Block]
Security deposit	$16,631
Others	5,080
Total	$21,711